Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
CIK	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PIMCO Commodity Strategy Active Exchange-Traded Fund | PIMCO Commodity Strategy Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMDT
PIMCO Multisector Bond Active Exchange-Traded Fund | PIMCO Multisector Bond Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYLD
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund | PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFD
PIMCO Senior Loan Active Exchange-Traded Fund | PIMCO Senior Loan Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LONZ
PIMCO Ultra Short Government Active Exchange-Traded Fund | PIMCO Ultra Short Government Active Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BILZ